Acquisitions	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Business Combinations [Abstract]
Acquisitions

3. Acquisitions

During the three months ended March 31, 2019, the Company completed one acquisition that was accounted for as a business combination by applying the acquisition method of accounting, where identifiable tangible and intangible assets acquired and liabilities assumed are recognized and measured as of the acquisition date at fair value and goodwill is calculated as the excess of the purchase price paid over the net assets acquired.

Forrest-Pruzan Creative LLC. On February 11, 2019, the Company acquired 100% of the membership interests of Forrest-Pruzan Creative LLC (the “Forrest-Pruzan Acquisition”), a board game development studio in Seattle, WA, which now operates as Funko Games LLC. This transaction represents an opportunity to expand the Company’s product offerings into the board game category. The preliminary purchase consideration consists of $6.5 million in cash and 126,757 shares of the Company’s Class A common stock with a fair value of $2.2 million paid at closing, $1.5 million cash holdback due to the sellers in 18 months, subject to certain conditions as per the agreement, and $2 million in cash due after a 24-month deferral period. The Company is still in the process of completing its analysis of the opening balance sheet balances and finalizing its analysis and assumptions over the fair value of assets and liabilities acquired and purchase consideration transferred, and the difference between the estimated and final values could be material.

Goodwill of $8.9 million is calculated as the excess of the purchase price paid over the net assets acquired. The goodwill recognized in connection with the Forrest-Pruzan Acquisition primarily reflects relevant skills and industry knowledge of the retained workforce, as well as intangible assets that do not qualify for separate recognition.

The activity of Funko Games LLC included in the Company’s consolidated statements of operations from the acquisition date to March 31, 2019 was not material.

The purchase consideration for the acquisition was as follows:

Purchase Consideration at Fair Value
(in thousands)
Cash paid	$6,500
Fair value of class A common stock issued	2,221
Cash holdback	1,400
Fair value of cash consideration due February 11, 2021	1,815
Total transaction price	$11,936

The following table shows the amounts recognized for each major class of assets acquired and liabilities assumed and the resultant purchase price allocation for the Forrest-Pruzan Acquisition as of February 11, 2019:

Assets (Liabilities) Acquired (Assumed) at Fair Value
(in thousands)
Cash and cash equivalents	$131
Property and equipment	14
Operating lease right-of-use assets	1,027
Goodwill	8,922
Intangible assets	3,133
Other assets	17
Current liabilities	(281)
Operating lease liabilities	(1,027)
Consideration transferred	$11,936

The following table summarizes the identifiable intangible assets acquired in connection with the transactions described above and their estimated useful lives as of February 11, 2019:

	Estimated Fair Value of Assets Acquired	Estimated Useful Life
	(in thousands)	(Years)
Intangible asset type:
Nocompetition agreements	$861	3
Intellectual property	580	3
Customer relationships	1,692	3
Intangible assets	$3,133

3. Acquisitions

In 2017, the Company completed three acquisitions that were accounted for as business combinations by applying the acquisition method of accounting, where identifiable tangible and intangible assets acquired and liabilities assumed are recognized and measured as of the acquisition date at fair value and goodwill is calculated as the excess of the purchase price paid over the net assets acquired.

A Large Evil Corporation Limited. On November 28, 2017, the Company acquired all of the outstanding equity of A Large Evil Corporation Limited (“A Large Evil Corporation Acquisition”), an animation studio based in the United Kingdom. The preliminary purchase consideration included $3.9 million paid in cash and additional $1.0 million due to the sellers based on certain working capital adjustments and other conditions as per the agreement. The purchase price allocation was finalized during the third quarter of 2018 and the estimated fair value of the assets acquired and liabilities assumed has been finalized.  The finalization of the purchase price allocation resulted in no change from the preliminary estimate. Costs, such as advisory, legal and accounting fees the Company incurred related to A Large Evil Corporation Acquisition were $0.1 million for the year ended December 31, 2017 and are recorded within acquisition transaction costs in the consolidated statements of operations.

The activity of A Large Evil Corporation included in the Company’s consolidated statements of operations from the acquisition date to December 31, 2017 was not material.

Loungefly. On June 28, 2017, the Company acquired all of the outstanding equity interests of Loungefly, LLC (“Loungefly”), a designer of licensed pop culture fashion handbags, small leather goods and accessories (the “Loungefly Acquisition”). The purchase consideration included $17.9 million paid in cash, which included $1.8 million in transaction fees paid on behalf of the seller, and the issuance of $2.1 million of FAH, LLC’s Class A units. The Company recorded certain fair value adjustments to Loungefly’s assets and liabilities as of the acquisition date, including a $1.4 million increase to inventory. The purchase price allocation was finalized during the first quarter of 2018 and the estimated fair value of the assets acquired and liabilities assumed has been finalized. The finalization of purchase price allocation resulted primarily in a reduction of $1.7 million to intangible assets and an increase in goodwill of $1.8 million. Costs, such as advisory, legal, accounting fees and change of control fees, the Company incurred related to the Loungefly Acquisition were $1.1 million for the year ended December 31, 2017, and are recorded within acquisition transaction costs in the consolidated statements of operations.

The activity of Loungefly included in the Company’s consolidated statements of operations from the acquisition date to December 31, 2017 was net sales of $17.0 million and net income of $1.9 million.

Underground Toys Limited. On January 27, 2017, the Company acquired certain assets of Underground Toys Limited, a manufacturer and distributor of licensed products based in the United Kingdom (the “Underground Toys Acquisition”). The acquired assets primarily consisted of inventory and identifiable intangible assets, which are now used by the Company’s newly formed subsidiary Funko UK, Ltd. The purchase consideration included $12.6 million in cash, the issuance of $3.2 million of FAH, LLC’s Class A units, an additional payment in cash of up to $2.5 million contingent upon the assignment of certain license agreements and certain working capital adjustments of $1.8 million. The Company has recorded certain adjustments to the working capital assumed, including a $1.3 million decrease to inventory. The purchase price allocation has been finalized. Costs, such as advisory, legal, accounting fees and change of control fees incurred by the Company related to the acquisition of certain assets of Underground Toys Limited were $1.8 million for the year ended December 31, 2017, and are recorded within acquisition transaction costs in the consolidated statements of operations.

Foreign currency transaction gains and losses are included in other income, net on the consolidated statements of operations. Foreign currency transaction gain, net for the year ended December 31, 2017 was $0.7 million.

Prior to the Underground Toys Acquisition, the Company recognized net sales to Underground Toys Limited of $35.0 million for the year ended December 31, 2016. The Company had $14.7 million of accounts receivable attributable to Underground Toys Limited as of December 31, 2016. The activity of Funko UK, Ltd. included in the Company’s consolidated statements of operations from the acquisition date to December 31, 2017 was net sales of $93.4 million and a net income of $2.3 million for the year ended December 31, 2017. The Company’s U.K. operations are subject to U.K. income taxes, which were $0.5 million for the period from the acquisition date to December 31, 2017 and are included within income tax expense on the consolidated statements of operations.

For the acquisitions described above, the Company recorded goodwill amounting to $15.4 million in the aggregate, which relates to a number of factors, including the future earnings and cash flow potential of the businesses, the multiple to earnings, cash flow and other factors at which similar businesses have been purchased by other acquirers, the competitive nature of the processes by which the Company acquired the businesses, the avoidance of the time and costs which would be required (and the associated risks that would be encountered) to enhance its existing offerings to key target markets and develop new and profitable businesses, and the complimentary strategic fit and resulting expected synergies to be achieved. Goodwill is not deductible for tax purposes.

The purchase consideration for the acquisitions was as follows:

	Purchase Consideration
	Loungefly	Underground Toys Limited	A Large Evil Corporation Limited
	(in thousands)
Cash paid	$16,113	$12,554	$3,862
Transaction fees paid (incurred) on behalf of seller	1,777	—	—
Working capital adjustment to be paid in cash	635	1,784	1,003
Fair value of Class A Units issued	2,131	3,182	—
Fair value of contingent consideration	—	2,470	—
Purchase consideration	$20,656	$19,990	$4,865

The purchase price allocations for the acquisitions were as follows:

	Assets (Liabilities) Acquired (Assumed) at Fair Value
	Loungefly	Underground Toys Limited	A Large Evil Corporation Limited
	(in thousands)
Cash	$1,501	$—	$645
Accounts receivable	3,315	—	30
Inventory	2,351	15,263	—
Other current assets	132	1,122	321
Property and equipment	214	289	76
Intangible assets	12,605	6,500	—
Goodwill	11,249	3,438	4,000
Current liabilities	(10,711)	(6,622)	(207)
Consideration transferred	$20,656	$19,990	$4,865

The following table summarizes the estimated identifiable intangible assets acquired in connection with the transactions described above and their estimated useful lives:

	Estimated Fair Value of Assets Acquired
	Loungefly	Underground Toys Limited	Estimated Useful Life
	(in thousands)		(Years)
Intangible asset type:
Customer relationships	$2,015	$3,700	10
Licensor relationships	8,590	2,500	10
Trade name	2,000	—	10
Supplier relationships	—	300	2
Intangible assets	$12,605	$6,500